Royalty, stream and other interests (Tables)	12 Months Ended
Dec. 31, 2023
Royalty, Stream And Other Interests [Abstract]
Disclosure of detailed information about royalty interests [Table Text Block]
	Year ended December 31, 2023
	Royalty interests	Stream interests	Offtake interests	Total
	$	$	$	$
Balance - January 1	879,075	484,590	14,588	1,378,253
Additions	76,472	214,636	-	291,108
Depletion	(24,016)	(32,377)	-	(56,393)
Impairments	(9,000)	(38,619)	-	(47,619)
Currency conversion adjustments	(2,868)	(9,029)	(341)	(12,238)
Balance - December 31	919,663	619,201	14,247	1,553,111

Producing
Cost	643,350	772,600	-	1,415,950
Accumulated depletion and impairments	(449,099)	(307,531)	-	(756,630)
Net book value - December 31	194,251	465,069	-	659,320

Development
Cost	407,121	187,528	32,465	627,114
Accumulated depletion and impairments	(853)	(53,441)	(27,566)	(81,860)
Net book value - December 31	406,268	134,087	4,899	545,254

Exploration and evaluation
Cost	329,209	20,737	9,348	359,294
Accumulated depletion and impairments	(10,065)	(692)	-	(10,757)
Net book value - December 31	319,144	20,045	9,348	348,537
Total net book value - December 31	919,663	619,201	14,247	1,553,111

	Year ended December 31, 2022
	Royalty interests	Stream interests	Offtake interests	Total
	$	$	$	$
Balance - January 1	703,113	438,032	13,656	1,154,801
Additions	123,359	850	-	124,209
Depletion	(27,362)	(23,993)	-	(51,355)
Impairments	(1,818)	-	-	(1,818)
Currency conversion adjustments	8,282	21,149	932	30,363
Recognition of royalty and stream interests following the deconsolidation of Osisko Development	73,501	48,552	-	122,053
Balance - December 31	879,075	484,590	14,588	1,378,253

Producing
Cost	634,058	566,348	-	1,200,406
Accumulated depletion and impairments	(423,634)	(238,938)	-	(662,572)
Net book value - December 31	210,424	327,410	-	537,834

Development
Cost	367,845	211,755	33,245	612,845
Accumulated depletion and impairments	(753)	(55,252)	(28,229)	(84,234)
Net book value - December 31	367,092	156,503	5,016	528,611

Exploration and evaluation
Cost	304,685	677	9,572	314,934
Accumulated depletion and impairments	(3,126)	-	-	(3,126)
Net book value - December 31	301,559	677	9,572	311,808
Total net book value - December 31	879,075	484,590	14,588	1,378,253